Basis Of Presentation (Tables)	9 Months Ended
Sep. 30, 2018
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Financial Statement Balances and Amounts of VIEs and Subsidiaries Included in Consolidated Financial Statements After Elimination of Intercompany Balances and Transactions Among VIEs and Subsidiaries within Group

The following tables set forth the financial statement balances and amounts of the VIEs and their subsidiaries which are included in the consolidated financial statements after the elimination of intercompany balances and transactions among VIEs and their subsidiaries within the Group:

	As of December 31, 2017	As of September 30, 2018
	RMB	RMB	US$
	(In millions)
		(unaudited)
Assets
Current
Cash and cash equivalents	4,045	1,365	199
Short-term investments	2,052	1,978	288
Accounts receivable, net	3,021	3,907	569
Others	5,280	4,381	638

	14,398	11,631	1,694
Non-current
Fixed assets, net	2,845	4,310	628
Intangible assets, net	2,104	3,528	514
Long-term investments, net	10,614	18,197	2,650
Others	6,488	10,710	1,559

	22,051	36,745	5,351

Total	36,449	48,376	7,045

Third-party liabilities
Current
Accounts payable and accrued liabilities	14,073	12,586	1,833
Customer advances and deposits	2,288	2,573	375
Others	2,414	7,849	1,143

	18,775	23,008	3,351
Non-current	5,151	5,128	747

Total	23,926	28,136	4,098

Inter-company liabilities*
Inter-company payable to subsidiaries for technology consulting and service fees	2,828	1,443	210
Others	4,605	9,184	1,337

Total	7,433	10,627	1,547

	For the three months ended
	September 30, 2017	September 30, 2018
	RMB	RMB	US$
	(In millions)
	(unaudited)
Total revenues	7,954	9,444	1,375
Net loss	(139)	(805)	(117)
Net cash provided by (used in) operating activities	3,640	3,146	458
Net cash provided by (used in) investing activities	102	(8,597)	(1,252)
Net cash provided by (used in) financing activities	(2,502)	1,728	252

	For the nine months ended
	September 30, 2017	September 30, 2018
	RMB	RMB	US$
	(In millions)
	(unaudited)
Total revenues	21,733	24,931	3,630
Net income (loss)	891	(4,892)	(712)
Net cash provided by (used in) operating activities	7,595	5,101	743
Net cash provided by (used in) investing activities	(3,123)	(17,193)	(2,503)
Net cash provided by (used in) financing activities	(3,331)	9,208	1,341

* Inter-company liabilities represent payable balances of each VIE due to subsidiaries within the Group pursuant to the technology consulting and service agreements. Other payables to non-VIE subsidiaries within the Group were included in third-party liabilities.